MANAGEMENT OF CAPITAL RISK - Disclosure of capital management (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of objectives, policies and processes for managing capital [abstract]
Current portion of long-term debt	$ 35,697	$ 32,853
Long-term debt	711,299	764,355
Cash	(187,961)	(172,732)	$ (96,477)
Net debt	559,035	624,476
Shareholders' equity	$ 778,663	$ 503,222	$ 434,148